Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Finite-Lived Intangible Assets

Estimated Useful Life
Customer relationships	8 - 23 years
Order backlog	3 - 5 years
Patient database	7 years
Technology assets	5 years
The carrying amount of Intangible Assets as of June 30, 2025 and December 31, 2024 is as follows:

	June 30, 2025	December 31, 2024
	(in thousands)
Cost
Customer relationships	$4,134,482	$4,129,501
Order backlog	545,993	543,933
Trade names & brands	204,717	204,588
Patient database	170,563	170,324
Technology assets	151,718	150,658
Total cost	5,207,473	5,199,004
Accumulated amortization	(1,764,377)	(1,639,212)
Net book value	$3,443,096	$3,559,792